MORTGAGE LOANS (Details 4) (Commercial mortgage loans, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
With no related allowance recorded
Commercial mortgage loans:
Recorded Investment	$ 7,917	$ 1,579
Unpaid Principal Balance	10,926	1,579
Average Recorded Investment	1,979	1,579
Interest Income Recognized	34
Cash Basis Interest Income	34
With an allowance recorded
Commercial mortgage loans:
Recorded Investment	15,521	18,642
Unpaid Principal Balance	15,521	18,642
Related Allowance	6,475	11,650
Average Recorded Investment	5,174	4,661
Interest Income Recognized	117	805
Cash Basis Interest Income	$ 181	$ 767